Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000202342 | A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202342 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202342 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	39.80%
C000202342 | B
Holdings [Line Items]
Percent of Total Investments	44.80%
C000202342 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	9.20%
C000202342 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202342 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202342 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202342 | N/R
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202343 | A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202343 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202343 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	39.80%
C000202343 | B
Holdings [Line Items]
Percent of Total Investments	44.80%
C000202343 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	9.20%
C000202343 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202343 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202343 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202343 | N/R
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202344 | A
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202344 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202344 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202344 | B
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202344 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202344 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202344 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202344 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202344 | N/R
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202344 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202344 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	51.10%
C000202344 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	41.10%
C000202344 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.10%
C000202344 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000202344 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202344 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202344 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202344 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202344 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202344 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202344 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202344 | Other
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202345 | A
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202345 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202345 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202345 | B
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202345 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202345 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202345 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202345 | D
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202345 | N/R
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202345 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	18.80%
C000202345 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	51.10%
C000202345 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	41.10%
C000202345 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.10%
C000202345 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000202345 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	10.80%
C000202345 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202345 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202345 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202345 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202345 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202345 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202345 | Other
Holdings [Line Items]
Percent of Total Investments	0.20%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.